March 4, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BBH Trust (the “Trust”):
SEC File Nos. 811-21829 and 333-129342
Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 106 of the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 2026.

If you have any questions concerning this filing, please call the undersigned at 617-772-1378.

/s/ Brian J. Carroll
Brian J. Carroll
Secretary of the Trust